Concentrations and Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.	$ 14,080	$ 15,818	$ 17,499
Fitbit, Inc.	10,396	5,493	106
Gottl Kern + Sohn GMBH	2,762	3,814	3,744
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.	1,523	1,152
Fitbit, Inc.	355	884
Pitney Bowes Inc.	$ 219	$ 347
Pitney Bowes Inc. trade receivable
Total
0%-100%
Customers representing at least 10% of total net sales
Sunbeam Products, Inc. percent of sales	45.00%	52.00%	66.00%
Fitbit, Inc. percent of sales	33.00%	18.00%	10.00%
Gottl Kern + Sohn GMBH percent of sales	9.00%	13.00%	14.00%
Total	87.00%	83.00%	81.00%
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc. trade receivable	42.00%	42.00%
Fitbit, Inc. trade receivable	32.00%	32.00%
Pitney Bowes Inc. trade receivable	13.00%	13.00%
Total	84.00%	87.00%